Derivatives (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value amount
	Assets and Liabilities		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	7,389,043	29,761	100,818	401	101,219	96,192	744	96,936
Interest rate	22,569,400	179,968	205,654	1,659	207,313	204,042	2,535	206,577
Equities	561,103	—	10,270	—	10,270	10,038	—	10,038
Credit	358,277	—	3,592	—	3,592	4,036	—	4,036
Commodity and other	78,504	—	1,421	—	1,421	1,217	—	1,217
Gross total fair values	30,956,327	209,729	321,755	2,060	323,815	315,525	3,279	318,804
Offset					(95,843)			(95,843)
At 30 Jun 2018	30,956,327	209,729	321,755	2,060	227,972	315,525	3,279	222,961

Foreign exchange	6,215,518	28,768	78,089	428	78,517	74,915	853	75,768
Interest rate	19,751,577	178,289	235,430	1,365	236,795	229,989	3,042	233,031
Equities	590,156	—	9,353	—	9,353	11,845	—	11,845
Credit	391,798	—	4,692	—	4,692	5,369	—	5,369
Commodity and other	59,716	—	886	—	886	1,233	—	1,233
Gross total fair values	27,008,765	207,057	328,450	1,793	330,243	323,351	3,895	327,246
Offset					(110,425)			(110,425)
At 31 Dec 2017	27,008,765	207,057	328,450	1,793	219,818	323,351	3,895	216,821

Notional contract amounts of derivatives held for hedging purposes by product type
	At 30 Jun 2018		At 31 Dec 2017
	Cash flow hedges	Fair value hedges	Cash flow hedges	Fair value hedges
	$m	$m	$m	$m
Foreign exchange	24,746	15	22,741	1,027
Interest rate	55,197	124,771	65,575	112,714
Total	79,943	124,786	88,316	113,741

Disclosure of detailed information about financial instruments
The difference between the fair value at initial recognition (the transaction price) and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases, is shown in the following table.

Unamortised balance of derivatives valued using models with significant unobservable inputs
		Half-year to
		30 Jun	30 Jun	31 Dec
		2018	2017	2017
	Footnote	$m	$m	$m
Unamortised balance at beginning of period		106	99	110
Deferral on new transactions		86	101	90
Recognised in the income statement during the period:		(90)	(92)	(95)
– amortisation		(52)	(46)	(39)
– subsequent to unobservable inputs becoming observable		(1)	(1)	(1)
– maturity, termination or offsetting derivative		(37)	(45)	(55)
Exchange differences		(2)	6	4
Other		(20)	(4)	(3)
Unamortised balance at end of period	1	80	110	106

1	This amount is yet to be recognised in the consolidated income statement.